CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint Inc. stockholders	$ (3,526,593)	$ (4,749,073)	$ (8,852,677)	$ (5,373,015)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss attributable to non-controlling interests	(238,927)	(201,189)	(349,856)	(390,932)
Common stock issued for services	36,118	1,111,038	1,502,513	146,283
Bad debt expense	23,826	105,040	178,958	0
Preferred stock issued for services			2,000	0
Depreciation	162,296	85,503	216,623	44,763
Amortization of intangibles	202,224	83,094	312,543	14,520
Amortization of debt discounts	305,192	348,453	1,376,934	16,772
Amortization of deferred compensation	0	30,187	(120,747)	(105,652)
Goodwill impairment charge	0	28,005	1,315,973	680,772
Loss on settlement of debt	352,576	0	125,001	513,909
(Gain) loss on change in fair value of equity securities			0	76,627
Common stock issued for warrants			0	416,444
Changes in operating assets and liabilities (net of acquisitions):
Prepaid expenses	39,323	(139,364)	(9,812)	(36,013)
Inventory	(685,071)	(109,071)	(844,213)	(70,250)
Accounts receivable	481,929	(222,944)	(1,272,320)	(87,395)
Contract assets	(649,505)	(7,311)	(160,549)	0
Accounts payable	(611,110)	935,068	1,364,352	(13,546)
Accrued expenses	1,662,058	297,527	(53,062)	151,597
Unearned revenue	1,889,146	560,595	1,122,013	0
NET CASH USED IN OPERATING ACTIVITIES	(556,518)	(1,844,442)	(4,164,983)	(4,831,629)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	0	(1,283,613)	(1,272,320)	0
Cash paid for notes receivable from related party	(56,500)	0	157,000	0
Cash paid for property	(51,836)	(71,966)	(92,922)	(19,700)
Cash paid for acquisition related expenses			0	(25,000)
NET CASH USED IN INVESTING ACTIVITIES	(108,336)	(1,355,579)	(1,522,242)	(44,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	123,787	499,271	767,233	540,899
Proceeds from advances from related party	105,250	93,627	275,878	234,824
Proceeds from issuance of convertible notes	350,000	3,777,500	3,777,500	0
Payments on advances to related party	(101,229)	(145,000)	185,470	64,569
Payments on convertible notes payable	(113,904)	0	0	(75,000)
Payments on capital lease obligations	(142,619)	(64,388)	(202,982)	(51,365)
Payments on notes payable	(152,707)	(250,000)	(754,262)	(286,518)
Proceeds from notes payable			552,085	1,811,070
Proceeds from sale of preferred stock - Class C	100,000	0	0	760,000
Proceeds from sale of preferred stock - Class E	382,940	1,488,000	1,830,000	0
Proceeds from sale of preferred stock - Class D			0	2,000,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	551,518	5,399,010	6,059,982	4,869,341
NET CHANGE IN CASH	(113,336)	2,198,989	372,757	(6,988)
Cash at beginning of period	564,242	191,485	191,485	198,473
Cash at end of period	450,906	2,390,474	564,242	191,485
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	3,417	32,669	169,055	20,853
Income tax paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of new right of use assets and lease liabilities	132,639	0	66,969	0
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	0	2,422,836
Original issue discount from issuance of notes payable	0	1,523,198
Common stock issued for conversion of debt and accrued interest	176,402	45,277	45,277	3,172,918
Conversion of preferred stock to common stock	308,020	24	2,581	282
Accrual of preferred stock dividends	$ 134,570	$ 0
Common stock issued for purchase of investment			134,376	0
Inventory transferred to related party for note receivable			0	63,456
Investment in Jacksam transferred for reduction in related party debt			0	547,010
Non-cash portion of termination agreement removing accrued compensation and related party debt in exchange for stock and new related party note			0	1,234,052
Deferred stock compensation recognized for acquisitions			0	450,000
Discount recognized on deferred stock compensation for acquisitions			$ 0	$ 110,402